Subordinated liabilities	6 Months Ended
Jun. 30, 2018
Subordinated liabilities.
Subordinated liabilities

14.Subordinated liabilities

The Group’s subordinated liabilities are comprised as follows:

	At 30 June	At 31 Dec
	2018	2017
	£m	£m

Preference shares	766	813
Preferred securities	3,649	3,690
Undated subordinated liabilities	577	565
Dated subordinated liabilities	12,645	12,854

Total subordinated liabilities	17,637	17,922

The Group has six series of preference shares outstanding in the market, two of which are irredeemable. The Group has no plans to use a capital reduction to cancel the irredeemable preference shares.